Income Taxes - Schedule of Net Deferred Tax Assets Components (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforwards	$ 42,243	$ 36,898
Intangibles	189	3,565
Research and development capitalization	3,839
Accrued compensation	2,282	1,284
Credits	8,013	7,107
Fixed assets	10	6
Other, net	88	74
Right-of-use liability	25	36
Deferred tax assets	56,689	48,970
Deferred tax liabilities:
Right-of-use asset	(23)	(35)
Deferred tax liabilities	(23)	(35)
Net deferred tax assets	56,666	48,935
Valuation allowance	(56,666)	(48,935)
Net deferred tax assets	$ 0	$ 0